Commitments, Contingencies and Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 29, 2021	Nov. 26, 2019
Loss Contingencies [Line Items]
Rent expense	$ 875,000	$ 701,000	$ 1,750,000	$ 1,404,000	$ 3,065,756	$ 2,107,189	$ 1,378,282
Management fees	175,000		350,000		700,000
Letter of Credit [Member]
Loss Contingencies [Line Items]
Lease deposit								$ 1,750,000
Operating lease liability noncurrent	$ 0		$ 0		$ 0	$ 0
Lease expiration date			September 2030		September 2030
Maximum [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Lease deposit									$ 1,500,000
Minimum [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Lease deposit									$ 1,000,000